Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 41,761	$ 46,002
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	41,182	42,040
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	564	3,946
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 15	$ 16